INFUSION PUMP AND BUSINESS OPTIMIZATION CHARGES (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring And Related Activities [Abstract]
Business Optimization Charges

The company recorded the following charges related to business optimization programs in 2017, 2016, and 2015:

years ended December 31 (in millions)	2017	2016	2015
Restructuring charges, net	$70	$285	$130
Costs to implement business optimization programs	89	65	—
Gambro integration costs	—	26	73
Accelerated depreciation	10	33	—
Total business optimization charges	$169	$409	$203

Components of Restructuring Costs

The company recorded the following components of restructuring costs in 2017, 2016 and 2015:

	2017
(in millions)	COGS	SGA	R&D	Total
Employee termination costs	$31	$47	$—	$78
Contract termination costs	—	5	—	5
Asset impairments	5	1	—	6
Reserve adjustments
Employee termination costs	(9)	(8)	(2)	(19)
Total restructuring charges	$27	$45	$(2)	$70

	2016
(in millions)	COGS	SGA	R&D	Total
Employee termination costs	$72	$109	$13	$194
Contract termination costs	9	5	13	27
Asset impairments	38	—	40	78
Reserve adjustments
Employee termination costs	(1)	(11)	(2)	(14)
Total restructuring charges	$118	$103	$64	$285

	2015
(in millions)	COGS	SGA	R&D	Total
Employee termination costs	$14	$86	$15	$115
Contract termination costs	3	2	—	5
Asset impairments	40	—	2	42
Reserve adjustments
Employee termination costs	(19)	(10)	(3)	(32)
Total restructuring charges	$38	$78	$14	$130

Summary of Activity in Reserves related to Business Optimization Initiatives

The following table summarizes activity in the reserves related to the company’s business optimization initiatives.

(in millions)
Reserve at December 31, 2014	$127
2015 charges	120
Reserve adjustments	(32)
Utilization in 2015	(89)
Currency translation	(10)
Reserve at December 31, 2015	116
2016 charges	221
Reserve adjustments	(14)
Utilization in 2016	(164)
Currency translation	5
Reserve at December 31, 2016	164
2017 charges	83
Reserve adjustments	(19)
Utilization in 2017	(143)
Currency translation	27
Reserve at December 31, 2017	$112